Trade and other receivables - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023 [1]
Disclosure of financial assets
General settlement period for trade receivables	30 days
Trade receivables that would otherwise be past due or impaired whose terms have been renegotiated	$ 0
Trade receivables	799	$ 801
Other receivables	172	160
Prepayments	84	96
Accrued income	145	147
Contract assets	3	4
Total	1,203	1,208
Analysed as follows:
Non-current	52	71	[1]	$ 57
Current	1,151	1,137	[1]	$ 1,121
Total	1,203	1,208
Gross
Disclosure of financial assets
Trade receivables	877	883
Accumulated impairment
Disclosure of financial assets
Trade receivables	(78)	(82)
Other receivables	$ 0	$ 0

[1]	Refer to foreign currency translation in material accounting policies section.